Stock-Based Compensation - Schedule of Stock Options Activity (Details) - Stock Options [Member]	6 Months Ended
Jun. 30, 2026 $ / shares shares
Stock-Based Compensation - Schedule of Stock Options Activity (Details) [Line Items]
Number of Options, Outstanding Beginning | shares	38.6
Weighted Average Exercise Price, Outstanding Beginning | $ / shares	$ 68,825
Number of Options, Granted | shares	0
Weighted Average Exercise Price, Granted | $ / shares	$ 0
Number of Options, Exercised | shares	0
Weighted Average Exercise Price, Exercised | $ / shares	$ 0
Number of Options, Outstanding Ending | shares	38.6
Weighted Average Exercise Price, Outstanding Ending | $ / shares	$ 68,825
Number of Options, Exercisable | shares	38.6
Weighted Average Exercise Price, Exercisable | $ / shares	$ 68,825
Number of Options, Options expected to vest | shares	0
Weighted Average Exercise Price Options, Options expected to vest | $ / shares	$ 0